Reserves for Future Policy Benefits and Contract Owner Account Balances (Tables)	12 Months Ended
Dec. 31, 2012
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Schedule of future policy benefits and contract owner account balances

Future policy benefits and contract owner account balances were as follows as of December 31, 2012 and 2011:

	2012	2011
Future policy benefits:
Individual and group life insurance contracts	$8,686.1	$8,655.4
Guaranteed benefits on annuity contracts, and payout contracts with life contingencies	6,371.5	6,472.6
Accident and health and other	436.0	498.7

Total	$15,493.6	$15,626.7